Expenses by Nature	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Expenses by Nature
35.	Expenses by Nature
Expenses that are recorded by nature as cost of sales, selling and administrative expenses, impairment loss on other receivables and other operating expenses in the statements of comprehensive income for the years ended December 31, 2020, 2021 and 2022 were as follows (excluding finance costs and income tax expense):

(in millions of Won)	2020		2021	2022
Raw material used, changes in inventories and others	￦	34,555,624	44,466,766	54,670,367
Employee benefits(*2)		3,624,953	4,023,167	4,330,946
Outsourced processing cost		7,808,343	7,690,334	8,641,448
Electricity		656,121	744,207	936,360
Depreciation(*1)		3,156,181	3,135,345	3,204,744
Amortization		465,558	444,100	488,835
Freight and custody		1,428,012	1,580,200	3,077,044
Sales commissions		86,851	65,404	75,012
Loss on disposal of property, plant and equipment		142,126	95,720	111,082
Impairment loss on property, plant and equipment		27,040	311,520	213,183
Impairment loss on goodwill and intangible assets		197,776	224,328	370,663
Donations		45,652	101,258	80,558
Other		3,638,393	4,962,224	5,058,849

	￦	55,832,630	67,844,573	81,259,091

(*1)	Includes depreciation of investment property.
(*2)	The details of employee benefits expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Wages and salaries	￦	3,316,364	3,684,894	4,024,805
Expenses related to post-employment benefits		308,589	338,273	306,141

	￦	3,624,953	4,023,167	4,330,946